Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	The following table provides the details of right-of-use assets and lease liabilities as of September 30, 2023 (in thousands):
Nine Months Ended
September 30, 2023
Right-of-use assets:
Operating leases	$421
Finance lease	226
Total right-of-use assets	$647
Lease liabilities:
Operating leases	$500
Finance lease	227
Total lease liabilities	$727
The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2022 (in thousands):
Year Ended
December 31, 2022
Right-of-use assets:
Operating leases	$826
Finance lease	321
Total right-of-use assets	$1,147
Lease liabilities:
Operating leases	$834
Finance lease	323
Total lease liabilities	$1,157

Schedule of Future Minimum Payments	Future minimum payments under the leases at September 30, 2023 are listed in the table below (in thousands):
Operating and Finance
Year ending December 31,	leases
Remainder of 2023	$171
2024	263
2025	164
2026	108
2027	101
Total future lease payments	807
Less: imputed interest	(80)
Present value of lease liabilities	$727
Future minimum payments under the leases at December 31, 2022 are listed in the table below (in thousands):
Year ending December 31,
2023	$688
2024	263
2025	164
2026	107
2027	81
Total future lease payments	1,303
Less: imputed interest	(146)
Present value of lease liabilities	$1,157

Schedule of Supplemental Cash Flow Information	The following table provides the details of supplemental cash flow information (in thousands):
	Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$492	$504
The following table provides the details of supplemental cash flow information (in thousands):
	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$704	$248